Additional Information: Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2023
Additional Information: Condensed Financial Statements of the Company [Abstract]
Schedule of Condensed Statements of Comprehensive Loss of the Parent Company	Condensed statements of comprehensive loss of the parent company
	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2021	2022	2023
Operating expenses	(10,399)	(4,289)	(3,919)
Loss before income tax	(10,266)	(4,472)	(3,284)
(Loss)/income from subsidiaries and former VIEs	(35,775)	(15,381)	6,095
Net (loss)/income	(46,041)	(19,853)	2,811

Schedule of Condensed Balance Sheets of the Parent Company	Condensed balance sheets of the parent company
	As of December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2022	2023
Cash and cash equivalents	463	107
Amounts due from subsidiaries	127,308	127,282
Others	—	15
Total assets	127,771	127,404

Accounts payable, accrued expenses and other liabilities	397	58
Deficit in subsidiaries	113,938	106,746
Others	204	146
Amounts due to subsidiaries	3,683	3,633
Total liabilities	118,222	110,583
Total shareholders’ equity	9,549	16,821

Schedule of Condensed Statement of Cash Flows of the Parent Company	Condensed statement of cash flows of the parent company
	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2021	2022	2023
Cash flows from operating activities
Net cash used in operating activities	(1,483)	(3,355)	(605)
Cash flows from investing activities
Intercompany fund transfers	(3,000)	—	200
Net cash (used in)/generated from investing activities	(3,000)	—	200
Cash flows from financing activities
Proceeds from exercise of share options	1,284	—	49
Proceeds from issuance of convertible bonds	—	4,735	—
Redemption of convertible bonds	—	(1,050)	—
Net cash generated from financing activities	1,284	3,685	49
(Decrease)/increase in cash, cash equivalents and restricted cash	(3,199)	330	(356)
Cash, cash equivalents and restricted cash at beginning of year	3,332	133	463
Cash, cash equivalents and restricted cash at end of year	133	463	107